UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2022

Item 1. Report to Stockholders.

(a)

Retail Class: BVEFX
Institutional Class: BVEIX

Semi-Annual Report
April 30, 2022

TABLE OF CONTENTS

Investment Results & Returns - Retail Class	2
Investment Results & Returns - Institutional Class	3
Sector Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Expense Examples	23
Statement Regarding Liquidity Risk Management Program	25
Additional Information	26
Privacy Notice	27

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund – Retail Class and Russell 1000® Value Index

Average Annual Returns for the periods ended April 30, 2022

	One Year	Five Years	Ten Years
Becker Value Equity Fund – Retail Class	3.63%	8.00%	10.34%
Russell 1000® Value Index	1.32%	9.06%	11.17%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 551-3998.

The Russell 1000® Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $100,000 Investment in the Becker Value
Equity Fund – Institutional Class and Russell 1000® Value Index

Average Annual Returns for the periods ended April 30, 2022

	One Year	Five Years	Ten Years
Becker Value Equity Fund - Institutional Class	3.72%	8.11%	10.50%
Russell 1000® Value Index	1.32%	9.06%	11.17%

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 551-3998.

The Russell 1000® Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at April 30, 2022 (Unaudited)

Sector	% of Net Assets

Financials	19.1%
Health Care	18.9%
Information Technology	13.3%
Industrials	11.2%
Energy	7.5%
Communication Services	7.1%
Consumer Staples	6.8%
Consumer Discretionary	3.6%
Materials	3.4%
Utilities	3.3%
Real Estate	3.0%
Cash[1]	2.8%
Total	100.0%

[1]	Represents short-term investments, cash and other assets in excess of liabilities.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 97.2%

Communication Services: 7.1%
655	Alphabet, Inc. [1]	$1,494,834
166,230	AT&T, Inc.	3,135,098
12,875	Facebook, Inc. [1]	2,581,051
11,785	The Walt
	Disney Co. [1]	1,315,560
40,213	Warner Bros
	Discovery, Inc. [1]	729,866
		9,256,409

Consumer Discretionary: 3.6%
1,540	AutoZone, Inc. [1]	3,011,424
3,915	The Home
	Depot, Inc.	1,176,066
7,745	Starbucks Corp.	578,087
		4,765,577

Consumer Staples: 6.8%
23,405	Lamb Weston
	Holdings, Inc.	1,547,071
15,310	The Procter &
	Gamble Co.	2,458,021
19,295	Tyson Foods,
	Inc. - Class A	1,797,522
13,240	Unilever
	PLC - ADR	612,482
16,080	Walmart, Inc.	2,460,079
		8,875,175

Energy: 7.5%
71,287	Baker Hughes
	a GE Co.	2,211,322
17,337	Chevron Corp.	2,716,188
83,720	Kinder
	Morgan, Inc.	1,519,518
62,025	Shell PLC - ADR	3,313,996
		9,761,024

Financials: 19.1%
3,335	Alleghany Corp. [1]	2,789,728
79,665	Bank of
	America Corp.	2,842,447
10,810	Berkshire Hathaway,
	Inc. - Class B [1]	3,489,792
2,640	BlackRock, Inc.	1,649,155
47,165	The Charles
	Schwab Corp.	3,128,454
9,630	Chubb Ltd.	1,988,114
27,725	Citigroup, Inc.	1,336,622
12,470	First Republic Bank	1,860,773
10,795	The Goldman
	Sachs Group, Inc.	3,297,765
21,775	JPMorgan
	Chase & Co.	2,599,064
		24,981,914

Health Care: 18.9%
36,310	AstraZeneca
	PLC - ADR	2,410,984
41,385	Gilead
	Sciences, Inc.	2,455,786
15,365	Johnson & Johnson	2,772,768
14,190	McKesson Corp.	4,393,366
40,890	Medtronic PLC	4,267,280
21,645	Merck & Co., Inc.	1,919,695
39,405	Pfizer, Inc.	1,933,603
22,035	Quest
	Diagnostics, Inc.	2,949,165
30,360	Sanofi - ADR	1,586,310
		24,688,957

Industrials: 11.2%
39,080	Alaska Air
	Group, Inc. [1]	2,125,561
14,110	Caterpillar, Inc.	2,970,719
11,535	Eaton Corp PLC	1,672,806
236,869	Embraer SA -
	ADR [1]	2,693,201
10,090	General
	Dynamics Corp.	2,386,588
29,596	Raytheon
	Technologies
	Corp.	2,808,956
		14,657,831

Information Technology: 13.3%
18,860	Apple, Inc.	2,973,279
38,875	Blackbaud, Inc. [1]	2,255,139

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited) (Continued)

Shares		Value
Information Technology: 13.3% (Continued)
67,240	Cisco
	Systems, Inc.	$3,293,415
12,850	Microsoft Corp.	3,566,132
18,465	PayPal
	Holdings, Inc. [1]	1,623,627
14,790	QUALCOMM, Inc.	2,066,015
15,210	SAP SE - ADR	1,533,168
		17,310,775

Materials: 3.4%
8,750	Air Products and
	Chemicals, Inc.	2,048,112
24,760	International
	Paper Co.	1,145,893
17,105	Newmont
	Goldcorp Corp.	1,246,099
		4,440,104

Real Estate: 3.0%
25,485	Realty Income
	Corp. - REIT	1,767,640
39,840	Ventas, Inc. - REIT	2,213,112
		3,980,752

Utilities: 3.3%
66,270	FirstEnergy Corp.	2,870,154
18,880	The Southern Co.	1,385,603
		4,255,757
TOTAL COMMON STOCKS
(Cost $96,093,318)		126,974,275

SHORT-TERM INVESTMENTS: 2.8%
3,665,791	First American
	Government
	Obligations
	Fund - Class X,
	0.220% [2]	3,665,791
TOTAL SHORT-TERM
INVESTMENTS
(Cost $3,665,791)		3,665,791
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $99,759,109)		130,640,066
Liabilities in Excess
of Other Assets: 0.0% [3]		(64,514)
TOTAL NET ASSETS: 100.0%		$130,575,552

ADR – American Depository Receipt
REIT – Real Estate Investment Trust
[1]	Non-income producing security
[2]	Annualized seven-day effective yield as of April 30,2022.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2022 (Unaudited)

ASSETS
Investments in securities, at value (cost $99,759,109)	$130,640,066
Cash	21,775
Receivables:
Fund shares sold	32,469
Dividends and interest	195,623
Return of capital	11,616
Prepaid expenses	24,348
Total assets	130,925,897

LIABILITIES
Payables
Fund shares redeemed	240,075
Investment advisory fees, net	44,945
Administration fees	1,611
Accounting fees	7,155
Service fees - Retail class	23,280
Audit fees	11,934
Transfer agent fees	4,395
Reports to shareholders	115
Custody fees	985
Chief Compliance Officer fees	2,015
Trustee fees	2,780
Registration fees	347
Legal fees	1,176
Other accrued expenses	9,532
Total liabilities	350,345
NET ASSETS	$130,575,552

COMPONENTS OF NET ASSETS
Paid-in capital	$88,270,534
Total distributable (accumulated) earnings (losses)	42,305,018
Total net assets	$130,575,552

COMPONENTS OF NET ASSET VALUE
RETAIL CLASS
Net assets	$30,268,662
Shares of beneficial interest issued and outstanding	1,501,696
Net asset value, offering and redemption price per share	$20.16
INSTITUTIONAL CLASS
Net assets	$100,306,890
Shares of beneficial interest issued and outstanding	4,959,330
Net asset value, offering and redemption price per share	$20.23

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Income:
Dividends from investments
(net of foreign withholding tax and issuance fees of $7,846)	$1,325,068
Interest	1,194
Total investment income	1,326,262

EXPENSES
Investment advisory fees	386,862
Administration fees	30,487
Transfer agent fees	25,428
Accounting fees	24,464
Registration fees	18,431
Miscellaneous expenses	10,488
Service fees – Retail Class	16,176
Audit fees	11,934
Trustees fees	11,257
Chief Compliance Officer fees	7,015
Reports to shareholders	3,829
Legal fees	4,595
Insurance expenses	2,739
Custody fees	3,435
Interest expense	788
Total expenses	557,928
Less: fees waived	(63,450)
Net expenses	494,478
Net investment income (loss)	831,784

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	10,939,120
Net change in unrealized appreciation/depreciation on investments	(17,056,904)
Net realized and unrealized gain (loss) on investments	(6,117,784)
Net increase (decrease) in net assets resulting from operations	$(5,286,000)

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	April 30,	Year Ended
	2022	October 31,
	(Unaudited)	2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$831,784	$2,149,526
Net realized gain (loss) on investments	10,939,120	15,753,983
Net change in unrealized appreciation/depreciation
on investments	(17,056,904)	32,277,258
Net increase (decrease) in net assets
resulting from operations	(5,286,000)	50,180,767

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders – Retail Class	(3,731,079)	(703,288)
Distributions to shareholders – Institutional Class	(12,686,201)	(2,383,483)
Total distributions to shareholders	(16,417,280)	(3,086,771)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares – Retail Class [1]	1,525,610	(3,007,121)
Increase (decrease) in net assets derived from net change
in outstanding shares – Institutional Class [1]	350,836	(4,047,039)
Total increase (decrease) in net assets
from capital share transactions	1,876,446	(7,054,160)
Total increase (decrease) in net assets	(19,826,834)	40,039,836

NET ASSETS
Beginning of period/year	$150,402,386	$110,362,550
End of period/year	$130,575,552	$150,402,386

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	67,967	$1,461,666	159,129	$3,553,503
Shares issued
in reinvestment
of distributions	173,620	3,680,736	36,954	686,969
Shares redeemed [2]	(169,582)	(3,616,792)	(341,672)	(7,247,593)
Net increase (decrease)	72,005	$1,525,610	(145,589)	$(3,007,121)
Beginning of year	1,429,691		1,575,280
End of year	1,501,696		1,429,691

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	212,328	$4,578,654	375,529	$7,889,434
Shares issued
in reinvestment
of distributions	587,478	12,495,664	125,871	2,346,233
Shares redeemed [2]	(769,750)	(16,723,482)	(696,140)	(14,282,706)
Net increase (decrease)	30,056	$350,836	(194,740)	$(4,047,039)
Beginning of year	4,929,274		5,124,014
End of year	4,959,330		4,929,274

[2]	Net of redemption fees of $0 and $0 for 2022, and $29 and $101 for 2021 for Retail Class and Institutional Class, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Retail Class

	Six Months
	Ended
	April 30,
	2022	Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value,
beginning of period/year	$23.59	$16.43	$17.94	$18.66	$19.42	$17.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	0.12	0.31	0.33	0.34	0.33	0.31
Net realized and unrealized
gain (loss) on investments	(0.94)	7.31	(1.43)	0.36	(0.10)	2.85
Total from
investment operations	(0.82)	7.62	(1.10)	0.70	0.23	3.16

LESS DISTRIBUTIONS:
Distributions from net
investment income	(0.28)	(0.46)	(0.41)	(0.36)	(0.28)	(0.29)
Distributions from
net realized gain (loss)	(2.33)	—	—	(1.06)	(0.71)	(1.07)
Total distributions	(2.61)	(0.46)	(0.41)	(1.42)	(0.99)	(1.36)
Proceeds from
redemption fees	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value,
end of period/year	$20.16	$23.59	$16.43	$17.94	$18.66	$19.42
Total return	(4.01)%	47.10%	(6.36)%	4.64%	0.99%	18.59%

SUPPLEMENTAL DATA:
Net assets, end of period/
year (000’s omitted)	$30,269	$33,722	$25,880	$55,948	$94,554	$130,197
Portfolio turnover rate	14%[3]	28%	34%	37%	38%	34%
Ratios to average net assets:
Expenses before
fees waived	0.87%[4]	0.88%	0.88%	0.80%	0.78%	0.79%
Expenses after
fees waived	0.78%[4]	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment
income (loss)	1.11%[4]	1.48%	1.94%	1.99%	1.69%	1.67%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Institutional Class

	Six Months
	Ended
	April 30,
	2022	Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value,
beginning of period/year	$23.67	$16.49	$18.01	$18.73	$19.49	$17.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income [1]	0.13	0.33	0.35	0.36	0.35	0.32
Net realized and unrealized
gain (loss) on investments	(0.93)	7.33	(1.43)	0.37	(0.10)	2.87
Total from
investment operations	(0.80)	7.66	(1.08)	0.73	0.25	3.19

LESS DISTRIBUTIONS:
Distributions from net
investment income	(0.31)	(0.48)	(0.44)	(0.39)	(0.30)	(0.31)
Distributions from
net realized gain	(2.33)	—	—	(1.06)	(0.71)	(1.07)
Total distributions	(2.64)	(0.48)	(0.44)	(1.45)	(1.01)	(1.38)
Proceeds from
redemption fees	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value,
end of period/year	$20.23	$23.67	$16.49	$18.01	$18.73	$19.49
Total return	(3.95)%	47.22%	(6.27)%	4.76%	1.11%	18.70%

SUPPLEMENTAL DATA:
Net assets, end of period/
year (000’s omitted)	$100,307	$116,680	$84,483	$226,701	$280,779	$300,022
Portfolio turnover rate	14%[3]	28%	34%	37%	38%	34%
Ratios to average net assets:
Expenses before
fees waived	0.77%[4]	0.78%	0.78%	0.70%	0.68%	0.69%
Expenses after
fees waived	0.68%[4]	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment
income (loss)	1.21%[4]	1.57%	2.03%	2.09%	1.78%	1.73%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service fees. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, which are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

Valuation Committee of the Trust. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022. See the Schedule of Investments for sector breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$126,974,275	$—	$—	$126,974,275
Short-Term
Investments	3,665,791	—	—	3,665,791
Total Investments
in Securities	$130,640,066	$—	$—	$130,640,066

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the Fund’s most recent fiscal year end October 31, 2021, the Fund had no late year losses or capital loss carry-forwards.

As of April 30, 2022, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2022, the Fund was not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which were effective on January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”. These regulatory changes may limit the Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. The Fund is currently assessing the potential impact of the new rule on the Fund’s financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. The Fund is currently evaluating the impact, if any, of applying this provision.

K.
Subsequent Events. In preparing these financial statements, the Fund have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee at the annual rate of 0.55% based upon the average daily net

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

assets of the Fund. For the six months ended April 30, 2022, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the annual ratio of expenses of the Fund’s average daily net assets (“Expense Cap”) to 0.68% (excluding Rule 12b-1 fees and any other class-specific expenses). The Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. At April 30, 2022, the remaining cumulative unreimbursed amount waived by the Advisor on behalf of the Fund that may be reimbursed was $457,363. The Advisor may recapture a portion of the above amount no later than the dates stated below:

Year of Expiration	Amount
October 31, 2022	$78,054
October 31, 2023	171,997
October 31, 2024	143,772
April 30, 2025	63,540

The amount of fees and expenses waived and reimbursed by the Advisor during the six months ended April 30, 2022 are disclosed in the Statement of Operations. Any amount due from the Advisor is paid monthly to the Fund, if applicable.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Fund’s administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of Fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended April 30, 2022, are disclosed in the Statement of Operations.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2022, the cost from purchases of securities, excluding short-term securities, for the Fund was $19,151,586. The proceeds from sales and maturities of securities, excluding short-term securities, for the Fund were $31,089,044. There were no reportable purchases or sales of U.S. Government obligations for the six months ended April 30, 2022.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the six months ended April 30, 2022 (estimated) and the year ended October 31, 2021 were as follows:

	2022	2021
Ordinary Income	$1,886,009	$3,086,771
Long-term capital gain	—	—
Short-term capital gain	—	—

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$102,406,059
Gross tax unrealized appreciation	48,695,338
Gross tax unrealized depreciation	(757,477)
Gross tax unrealized appreciation/depreciation	47,937,861
Undistributed ordinary income	4,691,109
Undistributed long-term capital gain	11,379,328
Total distributable earnings	16,070,437
Other accumulated gain (loss)	—
Total distributable (accumulated) earnings (losses)	$64,008,298

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2022 was as follows:

Maximum available credit	$8,000,000
Largest amount outstanding on an individual day	3,031,000
Average balance when in use	2,181,500
Credit facility outstanding as of April 30, 2022	—
Average interest rate when in use	3.25%

Interest expense for the six months ended April 30, 2022, is disclosed in the Statement of Operations, if applicable.

NOTE 7 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Becker Value Equity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 – April 30, 2022).

Actual Expenses

The “Actual” line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. In addition to the Fund’s expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Fund has shares. Actual expenses of the underlying funds may vary. These expenses are not included in the example.

The following example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account

Becker Value Equity Fund

EXPENSE EXAMPLES For the Six Months Ended October 31, 2021 (Unaudited) (Continued)

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
Class	11/1/21	4/30/22	11/1/21 – 4/30/22*
Retail
Actual	$1,000.00	$ 959.90	$3.79
Hypothetical (5% return
before expenses)	1,000.00	1,020.93	3.91

Institutional
Actual	1,000.00	960.50	3.31
Hypothetical (5% return
before expenses)	1,000.00	1,021.42	3.41

*
The calculations are based on expenses incurred during the most recent six-month period for the Fund.  The annualized expense ratios for the most recent six-month period for the Fund’s Retail Class and Institutional Class were 0.78% and 0.68% (reflecting fee waivers in effect), respectively.  The dollar amounts shown as expenses paid for the Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181 (the number of days in the most recent six-month period) and divided by 365 (the number of days in the fiscal year).

Becker Value Equity Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated the Adviser to serve as the administrator of the program. Personnel of the Adviser conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Adviser.

Under the program, the Adviser manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. The Adviser’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Adviser regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, the Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Becker Value Equity Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 551-3998. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.beckercap.com/mutual-fund.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available without charge, upon request by calling (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s quarterly holdings for the most recent fiscal year can be obtained by accessing the Fund’s website at www.beckercap.com/mutual-fund. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (800) 531-3998.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Fund, if applicable. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Please call the Transfer Agent without charge at (800) 551-3998 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue, Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Becker Value Equity Fund

	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 6, 2022

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    July 6, 2022

* Print the name and title of each signing officer under his or her signature.